UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Fidelity® California AMT Tax Free Money Market Fund

(formerly Spartan® California Municipal Money Market Fund)

and

Fidelity California Municipal Money Market Fund

Semiannual Report August 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity California AMT Tax Free Money Market Fund
	6	Investment Changes
	7	Investments
	19	Financial Statements
Fidelity California Municipal Money Market Fund
	23	Investment Changes
	24	Investments
	40	Financial Statements
Notes	44	Notes to the Financial Statements
Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman’s Message

(photo of Edward C Johnson 3rd)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an ac curate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pric ing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick applica tion of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and ser vice to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) on going costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Fidelity California AMT Tax Free
Money Market Fund
Actual	$1,000.00	$1,010.50	$1.77
HypotheticalA	$1,000.00	$1,023.44	$1.79
Fidelity California Municipal
Money Market Fund
Actual	$1,000.00	$1,009.80	$2.63
HypotheticalA	$1,000.00	$1,022.58	$2.65
A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity California AMT Tax Free Money Market Fund	35%
Fidelity California Municipal Money Market Fund	52%

5 Semiannual Report

Fidelity California AMT Tax Free Money Market Fund Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	88.7	90.7	92.4
31 – 90	5.5	1.5	5.0
91 – 180	0.9	7.8	1.3
181 – 397	4.9	0.0	1.3
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Fidellity California AMT Tax Free Money
Market Fund	24 Days	16 Days	14 Days
California Tax Free Money Market
Funds Average*	29 Days	28 Days	39 Days

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity California AMT Tax Free Money Market Fund Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Municipal Securities 98.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 94.3%
Alameda Corridor Trans. Auth. Rev. Participating VRDN
Series PZ 61, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$4,125	$4,125
Alameda Corridor Trans. Auth. Rev. Participating VRDN
Series BS 05 222 Class A, 2.55% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(e)	4,800	4,800
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN
Series PT 2067, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,825	5,825
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS
923, 2.47% (Liquidity Facility Morgan Stanley) (c)(e)	5,860	5,860
Apple Valley Unified School District Participating VRDN Series
Putters 544, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	3,680	3,680
Burbank Unified School District Participating VRDN Series PZ
54, 2.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,905	5,905
Cabrillo Cmnty. College District Participating VRDN Series ROC
II R300, 2.51% (Liquidity Facility Citibank NA) (c)(e)	2,670	2,670
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys.
Rev. Participating VRDN Series ROC II R1024, 2.51%
(Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	13,365	13,365
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 2.51% (Liquidity Facility
Citibank NA, New York) (c)(e)	6,200	6,200
Series PA 1152, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	3,000	3,000
Series PA 1201R, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	10,900	10,900
Series PT 730, 2.51% (Liquidity Facility BNP Paribas
SA) (c)(e)	12,800	12,800
Series PT 759, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	10,295	10,295
Series 2002 B2, 2.35%, LOC BNP Paribas SA, VRDN (c)	58,425	58,424
Series 2002 C2, 2.42% (AMBAC Insured), VRDN (c)	8,300	8,300
Series B1, 2.23%, LOC Bank of New York, New York, LOC
California Teachers Retirement Sys., VRDN (c)	6,035	6,035
California Econ. Recovery:
Participating VRDN:
Series EGL 04 21, 2.51% (Liquidity Facility Citibank NA) (c)(e)	25,700	25,700
Series EGL 04 22, 2.51% (Liquidity Facility Citibank NA) (c)(e)	14,400	14,400
Series LB 04 L27, 2.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	30,725	30,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California AMT Tax Free Money Market Fund

Investments (Unaudited) continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Econ. Recovery: – continued
Participating VRDN:
Series MS 929, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	$7,995	$7,995
Series MS 935, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	15,995	15,995
Series PA 1262, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,650	7,650
Series PT 2205, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	9,460	9,460
Series PT 2216, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,195	5,195
Series PT 965, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	20,000	20,000
Series Putters 882, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	6,685	6,685
Series ROC II R279, 2.51% (Liquidity Facility Citibank NA) (c)(e)	8,560	8,560
Series 2004 C10, 2.35%, LOC BNP Paribas SA, VRDN (c)	15,500	15,500
Series 2004 C14, 2.29% (XL Cap. Assurance, Inc. Insured),
VRDN (c)	12,400	12,400
Series 2004 C17, 2.3% (XL Cap. Assurance, Inc. Insured),
VRDN (c)	10,000	10,000
Series 2004 C20, 2.35% (XL Cap. Assurance, Inc. Insured),
VRDN (c)	30,000	30,000
Series 2004 C3, 2.26% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (c)	15,900	15,900
California Edl. Facilities Auth. Rev.:
Bonds (Carnegie Institution of Washington Proj.) Series 1993 B,
2.58% tender 10/3/05 (Liquidity Facility Suntrust Bank),
CP mode	5,000	5,000
Participating VRDN:
Series MS 1126, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	10,000	10,000
Series ROC II R354, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	5,650	5,650
California Gen. Oblig.:
Bonds Series AAB 00 1, 2.4%, tender 9/7/05 (Liquidity
Facility ABN AMRO Bank NV) (c)(e)	9,900	9,900
Participating VRDN:
Series EGL 05 1000 Class A, 2.51% (Liquidity Facility
Citibank NA) (c)(e)	5,000	5,000
Series Merlots 02 A17, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	5,765	5,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series Merlots B45, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(e)	$19,680	$19,680
Series Merlots C8, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(e)	14,855	14,855
Series PT 1252, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	10,100	10,100
Series PT 2266, 2.51% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	7,930	7,930
Series PT 2281, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,235	5,235
Series PT 902, 2.51% (Liquidity Facility BNP Paribas
SA) (c)(e)	3,700	3,700
Series PT 964, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	4,995	4,995
Series Putters 482, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	7,495	7,495
Series Putters 519, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	4,995	4,995
Series Putters 997, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	3,280	3,280
Series RF 01 1, 2.55% (Liquidity Facility Bank of New York,
New York) (c)(e)	10,525	10,525
Series ROC II R2185, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,065	3,065
Series SG 84, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	10,290	10,290
Series SGA 54, 2.32% (Liquidity Facility Societe
Generale) (c)(e)	3,000	3,000
Series SGA 55, 2.32% (Liquidity Facility Societe
Generale) (c)(e)	14,400	14,400
Series SGB 7, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	8,775	8,775
2.43% 9/2/05 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	18,000	18,000
2.43% 9/8/05 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	12,000	12,000
2.62% 10/4/05 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	26,000	26,000
California Health Facilities Fing. Auth. Rev. Participating VRDN
Series MS 01 592, 2.51% (Liquidity Facility Morgan
Stanley) (c)(e)	13,100	13,100

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity California AMT Tax Free Money Market Fund Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN Series MT 85, 2.53% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(e)	$5,300	$5,300
Series 2002 B, 2.41% (Liquidity Facility Fannie Mae),
VRDN (c)	17,620	17,620
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 2.51% (Liquidity Facility Citibank NA,
New York) (c)(e)	13,500	13,500
Series EGL 04 28 Class A, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	9,425	9,425
Series PA 1193, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,285	6,285
Series SG 172, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	18,900	18,900
Series 2001, 2.9% 5/3/06, LOC Bank of America NA, CP	5,500	5,500
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 1996 C, 2.26%, LOC JPMorgan Chase
Bank, VRDN (c)	3,100	3,100
California Pub. Works Board Lease Rev. Participating VRDN:
Series MSTC 9052, 2.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	8,990	8,990
Series Putters 609, 2.52% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	1,100	1,100
California State Univ. Rev. & Colleges:
Participating VRDN:
Series MS 917, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	3,300	3,300
Series SG 170, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	13,300	13,300
Series 2001 A, 2.51% 9/2/05, LOC JPMorgan Chase Bank,
LOC State Street Bank & Trust Co., Boston, CP	16,650	16,650
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.
Participating VRDN Series Merlots 99 E, 2.39% (Liquidity
Facility Wachovia Bank NA) (c)(e)	5,000	5,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 2.3%, VRDN (c)	34,300	34,300
Series 2004 M, 2.3%, VRDN (c)	26,200	26,200
TRAN Series A1, 4% 6/30/06 (FSA Insured)	13,500	13,647
Carson Redev. Agcy. Participating VRDN Series PT 2346, 2.51%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,785	7,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Chaffey Cmnty. College District Participating VRDN Series
Floaters 05 11, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	$2,730	$2,730
Clovis Unified School District Participating VRDN:
Series PZ 42, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	1,330	1,330
Series PZ 75, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,050	6,050
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series
PT 1666, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,615	5,615
Desert Cmnty. College District Participating VRDN Series Putters
936, 2.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,125	3,125
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 720050045, 2.51% (Liquidity
Facility Citibank NA) (c)(e)	19,800	19,800
Series 1988:
2.45% 9/6/05, CP	1,000	1,000
2.5% 10/3/05, CP	4,000	4,000
2.6% 9/7/05, CP	17,700	17,700
Foothill-De Anza Cmnty. College District Participating VRDN
Series Merlots 00 YY, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(e)	6,300	6,300
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.
Participating VRDN Series PZ 41, 2.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	3,675	3,675
Fresno Unified School District Participating VRDN Series DB
109, 2.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,180	6,180
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	5,010	5,010
Series ROC II R 2123, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	6,830	6,830
Golden State Tobacco Securitization Corp. Participating VRDN:
Series Best 05 230, 2.55% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	3,500	3,500
Series PA 1237, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,740	2,740
Series ROC II R287X, 2.54% (Liquidity Facility Citibank
NA) (c)(e)	3,535	3,535
Series ROC II R411CE, 2.54% (Liquidity Facility Citibank
NA) (c)(e)	4,200	4,200

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity California AMT Tax Free Money Market Fund

Investments (Unaudited) continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp. Participating VRDN:
– continued
Series TOC 04 B, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	$7,500	$7,500
Golden West Schools Fing. Auth. Participating VRDN Series PT
3016, 2.51% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	8,915	8,915
Grossmont-Cuyamaca Cmnty. College District Participating
VRDN:
Series MS 1130, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	32,400	32,400
Series ROC II R6052, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	2,460	2,460
Kern County Gen. Oblig. TRAN 4% 6/30/06	40,200	40,654
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 742, 2.52% (Liquidity Facility Dresdner Bank
AG) (c)(e)	5,380	5,380
Series ROC II R7002, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	7,900	7,900
Los Angeles Cmnty. Redev. Agcy. Lease Rev. Participating VRDN
Series ROC II R395, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	14,695	14,695
Los Angeles County Metropolitan Trans. Auth. Rev. Participating
VRDN Series SGB 1, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	6,400	6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN Series EGL 04 16, 2.51% (Liquidity
Facility Citibank NA) (c)(e)	9,900	9,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Participating VRDN Series Merlots 00 JJJ, 2.39% (Liquidity
Facility Wachovia Bank NA) (c)(e)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev.
Participating VRDN Series ROC II R4023, 2.51% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	6,930	6,930
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series PA 1192, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,980	7,980
Series PT 1949, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,075	5,075
Series PT 2286, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,565	5,565
Series ROC II R3010, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,130	5,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: – continued
Subseries B5, 2.42% (Liquidity Facility Bank of America NA)
(Liquidity Facility Bayerische Landesbank Girozentrale),
VRDN (c)	$13,100	$13,100
Subseries B8, 2.42% (Liquidity Facility Bank of America NA)
(Liquidity Facility Bayerische Landesbank Girozentrale),
VRDN (c)	24,000	24,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating
VRDN Series Merlots 99 L, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN:
Series PT 1476, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,355	5,355
Series PT 2324, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,775	5,775
Los Angeles Unified School District Participating VRDN:
Series LB 04 L64, 2.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	14,200	14,200
Series Merlots 03 B37, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,700	2,700
Series MSTC 01 135, 2.28% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	2,295	2,295
Series PA 1117, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,500	2,500
Series PT 1763, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	16,740	16,740
Series PT 2196, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,665	9,665
Series Putters 488, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	17,965	17,965
Series SG 162, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	25,705	25,705
Series SGA 144, 2.32% (Liquidity Facility Societe
Generale) (c)(e)	16,075	16,075
Series Stars 139, 2.51% (Liquidity Facility BNP Paribas
SA) (c)(e)	11,250	11,250
Los Angeles Wastewtr. Sys. Rev.:
2.52% 9/8/05 (Liquidity Facility WestLB AG) (Liquidity Facility
California Teachers Retirement Sys.), CP	11,250	11,250
2.53% 9/9/05 (Liquidity Facility WestLB AG) (Liquidity Facility
California Teachers Retirement Sys.), CP	14,600	14,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California AMT Tax Free Money Market Fund

Investments (Unaudited) continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN:
Series FRRI 00 A6, 2.69% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(e)	$1,700	$1,700
Series Merlots 99 O, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(e)	11,880	11,880
Series MSTC 01 113A, 2.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	7,990	7,990
Series PA 837, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,995	4,995
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN
Series PT 2109, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,915	4,915
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN
Series SG 66, 2.51% (Liquidity Facility Societe Generale) (c)(e)	2,000	2,000
North Orange County Cmnty. College District Rev. Participating
VRDN:
Series MSTC 9042, 2.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	4,100	4,100
Series PT 1434, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,720	7,720
Norwalk– Mirada Unified School District Participating VRDN
Series SG 169, 2.51% (Liquidity Facility Societe
Generale) (c)(e)	20,000	20,000
Oak Grove School District Participating VRDN Series ROC II
R7527, 2.51% (Liquidity Facility Citibank NA) (c)(e)	9,965	9,965
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A,
2.39% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,000	3,000
Oakland Health Facilities Rev. Participating VRDN Series PT
958, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e) .	5,680	5,680
Oakland Joint Powers Fing. Auth. Participating VRDN Series
Putters 1001, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	8,145	8,145
Orange County Apt. Dev. Rev.:
(Hidden Hills Apts. Proj.) Series 1985 U, 2.37%, LOC Freddie
Mac, VRDN (c)	10,500	10,500
(Laguna Summit Apts. Proj.) Series 1985 X, 2.37%, LOC
Chase Manhattan Bank, VRDN (c)	4,600	4,600
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG
174, 2.53% (Liquidity Facility Societe Generale) (c)(e)	4,960	4,960
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 2.51%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,305	5,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Port of Oakland Port Rev. Series E, 2.62% 10/4/05, LOC BNP
Paribas SA, LOC Lloyds TSB Bank PLC, CP	$18,500	$18,500
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series PT 2474, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,230	7,230
Series ROC II R2046, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	4,275	4,275
Puttable Floating Option Tax Receipts Participating VRDN Series
PZP 2, 2.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,275	7,275
Rancho Santiago Cmnty. College District Participating VRDN
Series PT 2550, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,845	4,845
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 2.51%
(Liquidity Facility Societe Generale) (c)(e)	8,750	8,750
Sacramento County Sanitation District Fing. Auth. Rev.
Participating VRDN Series ROC II R2209, 2.51% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	2,225	2,225
Sacramento County Wtr. Fing. Auth. Participating VRDN Series
PA 1176, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,035	9,035
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN:
Series BA 02 M, 2.52% (Liquidity Facility Bank of America
NA) (c)(e)	3,975	3,975
Series PT 2140, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,240	7,240
Series PT 2215, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,660	5,660
Series Putters 591, 2.52% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	2,190	2,190
Series ROC II R 289, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	2,500	2,500
Series I, 2.55% 10/11/05, LOC Bayerische Landesbank
Girozentrale, LOC JPMorgan Chase Bank, CP	10,400	10,400
San Diego County Reg’l. Trans. Commission Sales Tax Rev.
Series A, 2.55% 10/12/05, CP	16,589	16,589
San Diego County Wtr. Auth. Series 1, 2.55% 9/7/05, CP	3,200	3,200
San Diego Unified School District Participating VRDN:
Series MS 01 847, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	8,232	8,232
Series MS 1146, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	5,572	5,572

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity California AMT Tax Free Money Market Fund

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Diego Unified School District Participating VRDN: continued
Series ROC II R1067, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	$3,480	$3,480
San Francisco City & County Pub. Util. Commission Wtr. Rev.
2.6% 10/3/05, LOC Bank of America NA, CP	19,000	19,000
San Joaquin County Trans. Auth. Sales Tax Rev. 2.47%
9/13/05, LOC WestLB AG, CP	7,300	7,300
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series
Putters 575, 2.52% (Liquidity Facility JPMorgan Chase &
Co.) (c)(e)	2,570	2,570
San Marcos Pub. Facilities Auth. Tax Allocation Rev.
Participating VRDN Series ROC II R2027, 2.51% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,650	5,650
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257,
2.51% (Liquidity Facility Citibank NA) (c)(e)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN
Series Merlots 00 MM, 2.39% (Liquidity Facility Wachovia
Bank NA) (c)(e)	8,900	8,900
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43,
2.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,700	5,700
Sequoia Union High School District Bonds Series AAB 03 2,
2.4%, tender 9/7/05 (Liquidity Facility ABN-AMRO Bank
NV) (c)(e)	5,900	5,900
South Coast Local Ed. Agcy. TRAN Series A, 4% 6/30/06	28,000	28,314
Southern California Pub. Pwr. Auth. Rev. Participating VRDN
Series ROC II R374, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	6,250	6,250
Sunnyvale School District Participating VRDN:
Series PT 2710, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,770	5,770
Series Putters 800, 2.52% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	7,685	7,685
Turlock Irrigation District Rev. Participating VRDN Series ROC II
R2035, 2.51% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)	5,000	5,000
Univ. of California Revs. Participating VRDN:
Series EGL 7050006, 2.51% (Liquidity Facility Citibank
NA) (c)(e)	2,445	2,445
Series Merlots 97 G, 2.39% (Liquidity Facility Wachovia Bank
NA) (c)(e)	20,000	20,000
Series MS 888, 2.47% (Liquidity Facility Morgan
Stanley) (c)(e)	9,995	9,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

	Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
	California – continued
	Univ. of California Revs. Participating VRDN: – continued
	Series PA 1168, 2.51% (Liquidity Facility Merrill Lynch & Co.,
	Inc.) (c)(e)	$9,925	$9,925
	Vallejo Wtr. Rev. Series 2001 A, 2.46%, LOC KBC Bank NV,
	VRDN (c)	3,055	3,055
	Vista Unified School District Participating VRDN Series PT 2116,
	2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,000	5,000
			1,742,417

	Puerto Rico 2.8%
	Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
	Series IXIS 05 11, 2.5% (Liquidity Facility CDC Fin.-CDC
	IXIS) (c)(e)	10,000	10,000
	Series MS 975, 2.47% (Liquidity Facility Morgan
	Stanley) (c)(e)	3,410	3,410
	Series PA 1225, 2.52% (Liquidity Facility Merrill Lynch & Co.,
	Inc.) (c)(e)	7,060	7,060
	Series PA 1280, 2.52% (Liquidity Facility Merrill Lynch & Co.,
	Inc.) (c)(e)	5,000	5,000
	Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
	Generale, CP (b)	16,300	16,300
	Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17,
	2.38%, tender 9/7/05 (Liquidity Facility ABN-AMRO Bank
	NV) (c)(e)	11,000	11,000
			52,770

		Shares
	Other – 1.0%
	Fidelity Tax Free Cash Central Fund, 2.45% (a)(d)	18,000,000	18,000

	TOTAL INVESTMENT PORTFOLIO 98.1%
	(Cost $1,813,187)		1,813,187

	NET OTHER ASSETS – 1.9%		34,846
	NET ASSETS 100%		$1,848,033

	Security Type Abbreviations
CP	COMMERCIAL PAPER
TRAN	TAX AND REVENUE
	ANTICIPATION NOTE
	VRDN — VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Fidelity California AMT Tax Free Money Market Fund
Investments (Unaudited) continued

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,300,000 or 0.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Fidelity California AMT Tax Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,813,187)
See accompanying schedule		$1,813,187
Cash		23,223
Receivable for fund shares sold		10,177
Interest receivable		8,449
Receivable from investment adviser for expense
reductions		112
Other receivables		134
Total assets		1,855,282

Liabilities
Payable for fund shares redeemed	$6,319
Distributions payable	275
Accrued management fee	651
Other affiliated payables	4
Total liabilities		7,249

Net Assets		$1,848,033
Net Assets consist of:
Paid in capital		$1,847,847
Undistributed net investment income		18
Accumulated undistributed net realized gain (loss) on
investments		168
Net Assets, for 1,847,604 shares outstanding		$1,848,033
Net Asset Value, offering price and redemption price per
share ($1,848,033 ÷ 1,847,604 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity California AMT Tax Free Money Market Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$19,305

Expenses
Management fee	$3,511
Independent trustees’ compensation	3
Total expenses before reductions	3,514
Expense reductions	(1,260)	2,254

Net investment income		17,051

Net realized gain (loss) on investment securities		9
Net increase in net assets resulting from operations		$17,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$17,051	$14,113
Net realized gain (loss)	9	132
Net increase in net assets resulting
from operations	17,060	14,245
Distributions to shareholders from net investment income .	(17,057)	(14,068)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	970,838	1,208,818
Reinvestment of distributions	15,530	12,991
Cost of shares redeemed	(633,615)	(966,357)
Net increase (decrease) in net assets and shares
resulting from share transactions	352,753	255,452
Total increase (decrease) in net assets	352,756	255,629

Net Assets
Beginning of period	1,495,277	1,239,648
End of period (including undistributed net investment
income of $18 and undistributed net investment in-
come of $24, respectively)	$1,848,033	$1,495,277

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004E	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment
income	010	.010	.007	.011	.020	.033
Net realized and
unrealized gain
(loss)F	—	—	—	—	—	—
Total from investment
operations	010	.010	.007	.011	.020	.033
Distributions from net
investment income .	(.010)	(.010)	(.007)	(.011)	(.020)	(.033)
Distributions from net
realized gain	—	—	—F	—	—	—
Total distributions	(.010)	(.010)	(.007)	(.011)	(.020)	(.033)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.05%	1.04%	.75%	1.15%	1.98%	3.33%
Ratios to Average Net AssetsD
Expenses before ex
pense reductions	.43%A	.43%	.43%	.43%	.48%	.50%
Expenses net of
voluntary waivers,
if any	35%A	.35%	.35%	.35%	.45%	.50%
Expenses net of all
reductions	27%A	.31%	.34%	.32%	.41%	.49%
Net investment
income	2.07%A	1.05%	.73%	1.14%	1.95%	3.29%
Supplemental Data
Net assets, end of
period (in millions)	$ 1,848	$ 1,495	$ 1,240	$ 1,327	$ 1,061	$ 1,035

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	91.4	94.8	96.0
31 – 90	3.0	0.1	0.4
91 – 180	0.7	5.1	1.9
181 – 397	4.9	0.0	1.7
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Fidelity California Municipal Money
Market Fund	23 Days	13 Days	14 Days
California Tax Free Money Market
Funds Average*	29 Days	28 Days	39 Days

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 95.4%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 94.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi family Hsg. Rev.:
(Southport Apts. Proj.) Series 2002 A, 2.49%, LOC Fannie
Mae, VRDN (b)(c)	$10,000	$10,000
(Vintage Chateau Proj.) Series A, 2.45%, LOC Union Bank
of California, VRDN (b)(c)	12,300	12,300
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series PZ 51, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,665	8,665
Series PZ 70, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	14,755	14,755
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series
BS 05 222 Class A, 2.55% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	11,115	11,115
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series EGL
720050027, Class A, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	5,445	5,445
Anaheim School District Participating VRDN Series PT 2246,
2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,655	5,655
Bueno Park Multifamily Hsg. Rev. (Walden Glen Apts. Proj.)
Series 2000 A, 2.49%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating
VRDN:
Series MT 137, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,885	2,885
Series Putters 904, 2.54% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	5,740	5,740
California Dept. of Trans. Rev. Participating VRDN Series ROC
II R5028, 2.51% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,455	5,455
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. Participating VRDN:
Series PT 1745, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,680	9,680
Series PT 607, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,585	6,585
California Dept. of Wtr. Resources Pwr. Supply Rev.
Participating VRDN:
Series EGL 02 6017 Class A, 2.51% (Liquidity Facility
Citibank NA, New York) (b)(d)	12,100	12,100
Series EGL 03 19, 2.51% (Liquidity Facility Citibank NA,
New York) (b)(d)	6,930	6,930
Series PT 730, 2.51% (Liquidity Facility BNP Paribas
SA) (b)(d)	15,945	15,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.
Participating VRDN: – continued
Series Putters 423, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$4,995	$4,995
Series Putters 532Z, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	2,500	2,500
California Dept. of Wtr. Resources Wtr. Rev. Participating
VRDN:
Series Putters 664, 2.52% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	3,400	3,400
Series ROC II R2062, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,760	5,760
California Econ. Recovery Participating VRDN:
Series EGL 04 21, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	73,300	73,300
Series EGL 04 22, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	35,100	35,100
Series PT 2205, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	22,380	22,380
Series ROC II R2114, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	5,150	5,150
Series ROC II R6013, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	10,790	10,790
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45, 2.51% (Liquidity Facility Citibank NA,
New York) (b)(d)	6,775	6,775
Series PA 542, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,105	8,105
Series SGB 45, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	5,000	5,000
California Edl. Facilities Rev. Participating VRDN Series AAB
05 32, 2.62% (Liquidity Facility ABN-AMRO Bank
NV) (b)(d)	12,000	12,000
California Gen. Oblig.:
Bonds Series AAB 00 1, 2.4%, tender 9/7/05 (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	19,065	19,065
Participating VRDN:
Series 01 777X, 2.51% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	11,670	11,670
Series BS 215, 2.38% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	36,980	36,980
Series EGL 04 1013 Class A, 2.51% (Liquidity Facility
Citibank NA) (b)(d)	9,900	9,900

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity California Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Participating VRDN:
Series EGL 05 1000 Class A, 2.51% (Liquidity Facility
Citibank NA) (b)(d)	$10,090	$10,090
Series Merlots 02 A17, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	12,265	12,265
Series Merlots 03 A45, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	10,250	10,250
Series Merlots B45, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	53,285	53,285
Series Merlots C7, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	18,060	18,060
Series PA 1231, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	17,870	17,870
Series PA 1300, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Series PA 1311, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	9,155	9,155
Series PT 1252, 2.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	23,945	23,945
Series PT 1389, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,120	5,120
Series PT 2272, 2.51% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	5,385	5,385
Series PT 2485, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,405	5,405
Series PT 964, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	11,800	11,800
Series Putters 557Z, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,445	6,445
Series ROC II R7504, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	4,320	4,320
Series SG 95, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	9,385	9,385
Series SGA 55, 2.32% (Liquidity Facility Societe
Generale) (b)(d)	14,100	14,100
2.5% 9/8/05 (Liquidity Facility Bank of Nova Scotia, New
York Agcy.) (Liquidity Facility Societe Generale), CP	10,000	10,000
California Health Facilities Fing. Auth. Rev. Participating VRDN
Series PT 953, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,495	6,495
California Home Mtg. Fin. Auth. Homebuyers Fund Single
Family Participating VRDN Series ROC II R321, 2.55%
(Liquidity Facility Citibank NA) (b)(c)(d)	33,370	33,370
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	$27,410	$27,410
Series MT 36, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	20,000	20,000
Series MT 4, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	9,995	9,995
Series MT 7, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	44,100	44,100
Series MT 73, 2.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	10,000	10,000
Series MT 79, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	14,400	14,400
Series MT 85, 2.53% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	12,230	12,230
Series PT 2353, 2.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	16,500	16,500
Series PT 2399, 2.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	8,085	8,085
Series PT 998, 2.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	45,500	45,500
Series 2001 E, 2.39%, LOC Fannie Mae, VRDN (b)(c)	37,000	37,000
Series 2002 J, 2.37% (MBIA Insured), VRDN (b)(c)	10,000	10,000
Series 2003 F, 2.33% (FSA Insured), VRDN (b)(c)	95,785	95,785
Series 2003 H, 2.38% (FSA Insured), VRDN (b)(c)	4,300	4,300
Series 2005 A, 2.38% (Liquidity Facility Dexia Cr. Local de
France), VRDN (b)(c)	49,600	49,600
Series 2005 D, 2.39% (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG),
VRDN (b)(c)	87,700	87,700
Series 2005 F, 2.33% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (b)(c)	20,000	20,000
Series D, 2.39% (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c) .	43,655	43,655
Series M, 2.38% (Liquidity Facility Bank of America NA),
VRDN (b)(c)	19,820	19,820
Series X2, 2.38% (FSA Insured), VRDN (b)(c)	19,800	19,800
California Infrastructure & Econ. Dev. Bank Rev. Participating
VRDN:
Series EGL 03 42, 2.51% (Liquidity Facility Citibank NA,
New York) (b)(d)	7,500	7,500

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity California Municipal Money Market Fund Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Infrastructure & Econ. Dev. Bank Rev. Participating
VRDN: – continued
Series EGL 03 46, 2.51% (Liquidity Facility Citibank NA,
New York) (b)(d)	$7,700	$7,700
Series EGL 04 28 Class A, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	7,000	7,000
Series PA 1202R, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,000	5,000
Series Putters 492, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	10,630	10,630
Series SG 172, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	27,600	27,600
Series SGB 50, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	12,635	12,635
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating
VRDN:
Series LB 04 L46J, 2.44% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	8,100	8,100
Series Putters 475, 2.54% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	12,495	12,495
Series ROC II R396, 2.55% (Liquidity Facility Citibank
NA) (b)(c)(d)	10,055	10,055
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic
Richfield Co. Proj.) Series 1997 A, 2.35% (BP PLC
Guaranteed), VRDN (b)(c)	19,475	19,475
California Poll. Cont. Fing. Auth. Resource Recovery Rev.
(Atlantic Richfield Co. Proj.) Series 1994 A, 2.32%,
VRDN (b)(c)	36,530	36,530
California Pub. Works Board Lease Rev. Participating VRDN
Series Putters 610, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,770	3,770
California State Univ. Rev. & Colleges:
Participating VRDN:
Series EGL 7050014, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	35,400	35,400
Series SG 170, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	11,700	11,700
Series Stars 138, 2.51% (Liquidity Facility BNP Paribas
SA) (b)(d)	22,450	22,450
Series 2001 A, 2.77% 10/7/05, LOC JPMorgan Chase
Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
Bonds (Santee Court Apts. Proj.) Series Z, 3.1%, tender
11/15/05 (b)(c)	15,650	15,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: -
continued
(Aegis of Aptos Proj.) Series 1998-Y 2.49%, LOC Fannie
Mae, VRDN (b)(c)	$3,350	$3,350
(Bristol Apts. Proj.) Series Z, 2.49%, LOC Freddie Mac,
VRDN (b)(c)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 2.37%, LOC
Fannie Mae, VRDN (b)(c)	28,800	28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 2.49%, LOC
Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 2.49%, LOC Fannie Mae,
VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 2.49%, LOC Fannie Mae,
VRDN (b)(c)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 2.35%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	12,400	12,400
Series 2001 W2, 2.35%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	22,788	22,788
(Maple Square Apt. Proj.) Series AA, 2.52%, LOC Citibank
NA, VRDN (b)(c)	7,200	7,200
(Marlin Cove Apts. Proj.) Series V, 2.49%, LOC Fannie Mae,
VRDN (b)(c)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 2.52%,
LOC Bank of America NA, VRDN (b)(c)	33,800	33,800
(Northwood Apts. Proj.) Series N, 2.49%, LOC Freddie Mac,
VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 2.63% (Gen. Elec.
Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
(Terraces at Park Marino Proj.) Series I, 2.6%, LOC
California Teachers Retirement Sys., VRDN (b)(c)	7,155	7,155
(The Crossings at Elk Grove Apts.) Series H, 2.52%, LOC
Citibank NA, VRDN (b)(c)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 2.52%,
LOC Citibank NA, VRDN (b)(c)	7,425	7,425
(Villa Paseo Proj.) 2.49%, LOC Fed. Home Ln. Bank, San
Francisco, VRDN (b)(c)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 2.49%, LOC
Fannie Mae, VRDN (b)(c)	11,440	11,440
(Vineyard Creek Apartments Proj.) Series 2003 W, 2.49%,
LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	16,200	16,200
(Vista Del Monte Proj.) Series QQ, 2.49%, LOC Fannie Mae,
VRDN (b)(c)	19,605	19,605

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Fidelity California Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: -
continued
(Wilshire Court Proj.):
Series AAA, 2.49%, LOC Fannie Mae, VRDN (b)(c)	$10,000	$10,000
Series M, 2.49%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Dix Metals Proj.) Series 1998 B, 2.45%, LOC California
Teachers Retirement Sys., VRDN (b)(c)	3,810	3,810
(Lansmont Corp. Proj.) Series 1996 G, 2.45%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	1,390	1,390
(Merrill Packaging Proj.) 2.45%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (b)(c)	1,035	1,035
(Rix Industries Proj.) Series 1996 I, 2.45%, LOC Wells Fargo
Bank NA, San Francisco, VRDN (b)(c)	1,280	1,280
(Supreme Truck Bodies of California Proj.) 2.45%, LOC
JPMorgan Chase Bank, VRDN (b)(c)	1,400	1,400
California Statewide Cmntys. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 2.45%, LOC Bank
of America NA, VRDN (b)(c)	3,000	3,000
TRAN Series A1, 4% 6/30/06 (FSA Insured)	28,240	28,547
Carson Redev. Agcy. Participating VRDN Series ROC II R2076,
2.51% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,175	3,175
Clovis Unified School District Participating VRDN Series PZ 49,
2.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,330	3,330
Compton Unified School District Participating VRDN Series
Merlots 03 B39, 2.39% (Liquidity Facility Wachovia Bank
NA) (b)(d)	4,980	4,980
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place
Apt. Proj.) Series 1994, 2.42%, LOC Freddie Mac,
VRDN (b)(c)	10,610	10,610
Dublin Unified School District Participating VRDN Series
Putters 809, 2.52% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	5,730	5,730
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series ROC II R383, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	5,790	5,790
Series ROC II R4028, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	7,555	7,555
El Camino Cmnty. College District Participating VRDN
Series PT 2058, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,390	5,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Fairfield-Suisun Unified School District Participating VRDN
Series ROC II R 6019, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	$5,950	$5,950
Fontana Pub. Fing. Authorized Tax Allocation Rev.
Participating VRDN Series Putters 707, 2.52% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	2,090	2,090
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	3,655	3,655
Series PZ 57, 2.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,775	6,775
Series ROC II R4540, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	7,550	7,550
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2,
2.44% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,165	4,165
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev.
Participating VRDN Series PT 1979, 2.51% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	7,850	7,850
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View
Sr. Villas Proj.) Series 1990 A, 2.4%, LOC Comerica Bank
California, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating
VRDN:
Series Best 05 230, 2.55% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	7,025	7,025
Series PA 1214, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,750	6,750
Series PA 1236, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,535	3,535
Series PT 1240, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,500	5,500
Series ROC II R411CE, 2.54% (Liquidity Facility Citibank
NA) (b)(d)	8,800	8,800
Series TOC 04 B, 2.52% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	17,500	17,500
Golden West Schools Fing. Auth. Participating VRDN:
Series DB 164, 2.51% (Liquidity Facility Deutsche Bank
AG) (b)(d)	10,000	10,000
Series PT 2985, 2.51% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	5,770	5,770
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN
Series ROC II R2050, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	1,740	1,740

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity California Municipal Money Market Fund Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Hacienda Puente Unified School District Participating VRDN
Series PT 2877, 2.51% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)	$8,845	$8,845
Kern County Gen. Oblig. TRAN 4% 6/30/06	84,800	85,758
Lassen Muni. Util. District Rev. Series 1996 A, 2.53% (FSA
Insured), VRDN (b)(c)	3,125	3,125
Long Beach Unified School District Participating VRDN
ROC II R 4560, 2.51% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	7,025	7,025
Long Beach Hbr. Rev. Participating VRDN:
PT 2708, 2.54% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	5,785	5,785
Series MS 00 418, 2.51% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	18,190	18,190
Series MS 01 786X, 2.51% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	5,570	5,570
Series MT 140, 2.54% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	3,330	3,330
Series PT 2579, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,180	3,180
Series PT 2580, 2.54% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	5,040	5,040
Series PT 2756, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,565	2,565
Series PT 2936, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,265	5,265
Series Putters 730, 2.54% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	1,800	1,800
Series SG 147, 2.54% (Liquidity Facility Societe
Generale) (b)(c)(d)	9,890	9,890
Series Stars 84, 2.54% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	10,235	10,235
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.
(Metropolitan Lofts Aprts. Proj.) Series 2002 A, 2.52%, LOC
Bank of America NA, VRDN (b)(c)	17,500	17,500
Los Angeles County Metropolitan Trans. Auth. Rev.
Participating VRDN Series SGB 1, 2.51% (Liquidity Facility
Societe Generale) (b)(d)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN:
Series EGL 03 27, 2.51% (Liquidity Facility Citibank NA,
New York) (b)(d)	14,750	14,750
Series EGL 04 16, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	9,900	9,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
Participating VRDN: – continued
Series EGL 04 46 Class A, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	$9,700	$9,700
Series Putters 1004, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	2,725	2,725
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Participating VRDN Series Merlots 00 JJJ, 2.39% (Liquidity
Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev.
Participating VRDN Series ROC II R4023, 2.51% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	14,530	14,530
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG
61, 2.54% (Liquidity Facility Societe Generale) (b)(c)(d)	13,055	13,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R4033, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	10,380	10,380
Series ROC II R4510, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	6,830	6,830
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating
VRDN Series Merlots 99 L, 2.39% (Liquidity Facility
Wachovia Bank NA) (b)(d)	23,300	23,300
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series MS 00 349, 2.51% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	7,360	7,360
Series SG 59, 2.54% (Liquidity Facility Societe
Generale) (b)(c)(d)	13,675	13,675
Series 2002 B, 2.6% 10/3/05, CP (c)	27,465	27,465
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts.
Proj.) Series D, 2.52%, LOC Citibank NA, VRDN (b)(c)	9,767	9,767
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2,
2.55% 9/6/05, LOC Bank of America NA, CP	9,000	9,000
Los Angeles Single Family Mortgage Rev. Series 2004 A,
2.39% (Liquidity Facility State Street Bank & Trust Co.,
Boston), VRDN (b)(c)	30,000	30,000
Los Angeles Unified School District:
Participating VRDN:
Series EGL 03 49, 2.51% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,800	4,800
Series Merlots 03 B37, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	5,485	5,485
Series PA 792R, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,945	8,945
See accompanying notes which are an integral part of the financial statements.

33		Semiannual Report

Fidelity California Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Unified School District: – continued
Participating VRDN:
Series PT 1737, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$4,615	$4,615
Series Putters 488, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,765	5,765
Series Putters 994, 2.52% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,385	5,385
Series Putters 998, 2.52% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	14,565	14,565
Series ROC II R24, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	6,495	6,495
Series ROC II R25, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	6,665	6,665
Series SG 162, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	25,000	25,000
Series Stars 139, 2.51% (Liquidity Facility BNP Paribas
SA) (b)(d)	5,000	5,000
TRAN Series 2004 A, 3% 9/1/05	13,705	13,705
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R4034, 2.51% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	8,680	8,680
2.52% 9/8/05 (Liquidity Facility WestLB AG) (Liquidity
Facility California Teachers Retirement Sys.), CP	11,250	11,250
2.53% 9/9/05 (Liquidity Facility WestLB AG) (Liquidity
Facility California Teachers Retirement Sys.), CP	30,400	30,400
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Participating VRDN
ROC II R335, 2.51% (Liquidity Facility Citibank NA) (b)(d)	11,645	11,645
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Participating VRDN:
Series FRRI 00 A6, 2.69% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (b)(d)	4,500	4,500
Series Merlots 99 O, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	9,500	9,500
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,635	8,635
Series ROC II R4538, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,230	8,230
Series ROC II R4557, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	6,320	6,320
Milpitas Unified School District Participating VRDN Series Putters
615, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,755	8,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
North Orange County Cmnty. College District Rev.
Participating VRDN Series PZ 68, 2.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	$5,090	$5,090
Northern California Transmission Auth. Rev. Series B:
2.55% 10/12/05, LOC WestLB AG, CP	3,000	3,000
2.8% 9/13/05, LOC WestLB AG, CP	5,000	5,000
Norwalk– Mirada Unified School District Participating VRDN
Series PT 2084, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	10,060	10,060
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A,
2.39% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
Oakland Joint Powers Fing. Auth. Participating VRDN Series
Putters 1002, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,125	2,125
Oakland Swr. Rev. Participating VRDN Series Putters 631,
2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,445	2,445
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts.
Proj.) Series 1999 A, 2.37%, LOC Fannie Mae, VRDN (b)(c)	21,000	21,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 2.44% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	29,680	29,680
Series PA 1053, 2.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	9,955	9,955
Series PT 2755, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,675	2,675
Series Putters 684, 2.54% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	2,800	2,800
Series Putters 863, 2.54% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(d)	2,645	2,645
Series Putters 889, 2.54% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	4,690	4,690
Series RobIns 5, 2.52% (Liquidity Facility Bank of New York,
New York) (b)(c)(d)	14,290	14,290
Port of Oakland Port Rev. Participating VRDN Series PA 1093,
2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 2, 2.64% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,475	6,475
Series PZP 8, 2.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,430	4,430

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Fidelity California Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Rancho Santiago Cmnty. College District Participating VRDN:
Series ROC II R2017, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	$5,255	$5,255
Series ROC II R2181, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	2,810	2,810
Riverside County Single Family Rev. Participating VRDN Series
PT 2351, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	7,235	7,235
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.)
2.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,830	4,830
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 2.49%, LOC Fannie Mae,
VRDN (b)(c)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 2.49%, LOC
Fannie Mae, VRDN (b)(c)	13,550	13,550
Sacramento County Sanitation District Fing. Auth. Rev.
Participating VRDN Series EGL 04 47 Class A, 2.51%
(Liquidity Facility Citibank NA) (b)(d)	15,200	15,200
Sacramento County Single Family Mtg. Rev. Participating
VRDN:
Series PT 2326, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	16,580	16,580
Series PT 2327, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	9,000	9,000
Series PT 2331, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (b)(c)(d)	6,810	6,810
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts.
Proj.) 2.52%, LOC Citibank NA, VRDN (b)(c)	20,000	20,000
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN Series EGL 7050048, 2.51% (Liquidity
Facility Citibank NA) (b)(d)	5,925	5,925
Series I, 2.55% 10/11/05, LOC Bayerische Landesbank
Girozentrale, LOC JPMorgan Chase Bank, CP	21,600	21,600
San Bernardino County Ctfs. of Prtn. Participating VRDN
Series ROC II R 2139, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	8,390	8,390
San Diego County Reg’l. Trans. Commission Sales Tax Rev.
Series A, 2.55% 10/12/05, CP	32,800	32,800
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating
VRDN Series EGL 03 14, 2.51% (Liquidity Facility Citibank
NA, New York) (b)(d)	10,000	10,000
San Diego Unified School District Participating VRDN:
Series PA 1245, 2.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	2,335	2,335
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Diego Unified School District Participating VRDN: -
continued
Series ROC II R2112 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	$4,930	$4,930
San Francisco C&C Single Family Mtg. Rev. Participating
VRDN Series MT 92, 2.56% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	21,200	21,200
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev. Participating VRDN:
Series PT 899, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	4,765	4,765
Series Stars 125, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	5,240	5,240
San Francisco City & County Redev. Agcy. Multi-family Hsg.
Rev. (Mission Creek Cmnty. Proj.) Series B, 2.55%, LOC
Citibank NA, New York, VRDN (b)(c)	21,700	21,700
San Francisco City & County Unified School District
Participating VRDN Series Putters 549, 2.52% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	5,385	5,385
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004,
2.51% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,565	2,565
San Jose Multi family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 2.49%, LOC Fannie
Mae, VRDN (b)(c)	26,300	26,300
(Kennedy Apt. Homes Proj.) Series K, 2.49%, LOC Fannie
Mae, VRDN (b)(c)	14,000	14,000
San Jose Unified School District, Santa Clara County
Participating VRDN Series EGL 7050049, 2.51% (Liquidity
Facility Citibank NA) (b)(d)	5,000	5,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev.
(Timberwood Apts. Proj.) Series B, 2.53%, LOC Union Bank
of California, VRDN (b)(c)	9,215	9,215
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257,
2.51% (Liquidity Facility Citibank NA) (b)(d)	1,740	1,740
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating
VRDN Series Merlots 00 MM, 2.39% (Liquidity Facility
Wachovia Bank NA) (b)(d)	14,530	14,530
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 2.53%
9/8/05, LOC WestLB AG, CP	6,900	6,900
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities
Ltd. Proj.) Series 1993, 2.45%, LOC California Teachers
Retirement Sys., VRDN (b)(c)	2,010	2,010

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity California Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 2.49%, LOC Fannie
Mae, VRDN (b)(c)	$21,650	$21,650
(Shaffer Road Apts. Proj.) Series A, 2.49%, LOC Fannie
Mae, VRDN (b)(c)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa
Rosa Hsg. Partners Proj.) Series 1997 A, 2.52%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(c)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2,
2.4%, tender 9/7/05 (Liquidity Facility ABN-AMRO Bank
NV) (b)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series
A, 2.49%, LOC Fannie Mae, VRDN (b)(c)	15,500	15,500
South Coast Local Ed. Agcy. TRAN Series A, 4% 6/30/06	58,500	59,155
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
Participating VRDN:
Series Putters 470, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,230	5,230
Series Putters 616, 2.52% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	9,720	9,720
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN Series MT 90, 2.56% (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(c)(d)	99,100	99,100
Series A, 2.39% (Liquidity Facility Fannie Mae), VRDN (b)(c)	19,475	19,475
Southern California Pub. Pwr. Auth. Rev. Participating VRDN
Series Merlots 02 A62, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	30,265	30,265
Sweetwater Union High School District Pub. Fing. Auth. Spl.
Tax Rev. Participating VRDN Series Putters 754, 2.52%
(Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,885	8,885
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 2.39% (Liquidity Facility Wachovia
Bank NA) (b)(d)	13,430	13,430
Series PT 872, 2.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	8,265	8,265
Series ROC II R261, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	7,015	7,015
Vallejo City Unified School District Participating VRDN Series
PT 1664, 2.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,780	11,780
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series
Putters 583, 2.52% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	5,205	5,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
William S. Hart Union High School District Participating VRDN
Series SG 171, 2.51% (Liquidity Facility Societe
Generale) (b)(d)	$8,600	$8,600
Yosemite Cmnty. College District Participating VRDN Series
EGL 7050047 Class A, 2.51% (Liquidity Facility Citibank
NA) (b)(d)	5,840	5,840
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN
Series ROC II R 2130, 2.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,525	3,525
		3,532,503

Puerto Rico 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series Putters 943, 2.52% (Liquidity
Facility PNC Bank NA, Pittsburgh) (b)(d)	4,680	4,680
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	24,400	24,400
		29,080

TOTAL INVESTMENT PORTFOLIO 95.4%
(Cost $3,561,583)		3,561,583

NET OTHER ASSETS – 4.6%		173,138
NET ASSETS 100%		$3,734,721

Security Type Abbreviations
CP	COMMERCIAL PAPER
TRAN	TAX AND REVENUE ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Legend
(a)	Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $24,400,000 or
0.7% of net assets.

(b)	The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.
(c)	Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one
or more underlying municipal bonds.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $56,000 all of which will expire on February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $3,561,583)
See accompanying schedule		$3,561,583
Cash		131,667
Receivable for investments sold		14,542
Receivable for fund shares sold		51,663
Interest receivable		15,664
Prepaid expenses		3
Other receivables		426
Total assets		3,775,548

Liabilities
Payable for investments purchased	$8,169
Payable for fund shares redeemed	30,964
Distributions payable	64
Accrued management fee	1,154
Other affiliated payables	424
Other payables and accrued expenses	52
Total liabilities		40,827

Net Assets		$3,734,721
Net Assets consist of:
Paid in capital		$3,734,806
Undistributed net investment income		56
Accumulated undistributed net realized gain (loss) on
investments		(141)
Net Assets, for 3,733,952 shares outstanding		$3,734,721
Net Asset Value, offering price and redemption price per
share ($3,734,721 ÷ 3,733,952 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$42,423

Expenses
Management fee	$6,668
Transfer agent fees	2,339
Accounting fees and expenses	153
Independent trustees’ compensation	8
Custodian fees and expenses	29
Registration fees	55
Audit	28
Legal	4
Miscellaneous	12
Total expenses before reductions	9,296
Expense reductions	(1,568)	7,728

Net investment income		34,695

Net realized gain (loss) on investment securities		(4)
Net increase in net assets resulting from operations		$34,691

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$34,695	$27,408
Net realized gain (loss)	(4)	(125)
Net increase in net assets resulting
from operations	34,691	27,283
Distributions to shareholders from net investment income .	(34,693)	(27,442)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	7,137,223	10,208,647
Reinvestment of distributions	34,287	27,189
Cost of shares redeemed	(6,910,519)	(9,660,527)
Net increase (decrease) in net assets and shares
resulting from share transactions	260,991	575,309
Total increase (decrease) in net assets	260,989	575,150

Net Assets
Beginning of period	3,473,732	2,898,582
End of period (including undistributed net investment
income of $56 and undistributed net investment in-
come of $54, respectively)	$3,734,721	$3,473,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Financial Highlights
	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004E	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment
income	010	.009	.006	.010	.019	.032
Distributions from net
investment income .	(.010)	(.009)	(.006)	(.010)	(.019)	(.032)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	98%	.87%	.57%	.99%	1.89%	3.29%
Ratios to Average Net AssetsD
Expenses before ex
pense reductions	.52%A	.53%	.52%	.52%	.52%	.53%
Expenses net of
voluntary waivers,
if any	52%A	.53%	.52%	.52%	.52%	.53%
Expenses net of all
reductions	43%A	.50%	.50%	.49%	.48%	.52%
Net investment
income	1.93%A	.88%	.56%	.98%	1.86%	3.24%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,735	$3,474	$2,899	$2,626	$2,239	$2,186

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California AMT Tax Free Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Money Market Fund to Fidelity California AMT Tax Free Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of Ameri ca, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule

2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Semiannual Report

44

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to market discount, deferred trustees compensa tion and wash sales.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity California AMT Tax Free
Money Market Fund	$ 1,813,187 $		$	$
Fidelity California Municipal
Money Market Fund	3,561,583	—	—	—

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity California Municipal Money Market Fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 3. Fees and Other Transactions with Affiliates continued Management Fee continued

FMR and its affiliates provide Fidelity California AMT Tax Free Money Market Fund with investment management related services for which the fund pays a monthly manage ment fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM)an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity California AMT Tax Free Money Market Fund	$40

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

46

4. Expense Reductions - continued The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Fidelity California AMT Tax Free Money Market Fund	35%	$629

In addition, through an arrangement with Fidelity California AMT Tax Free Money Market Fund’s custodian and transfer agent, $631 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

Through arrangements with Fidelity California Municipal Money Market Fund’s custo dian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Fidelity California Municipal Money Market Fund	28	1,514	26

5. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maxi mum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax Free Money Market Fund (formerly Spartan California Municipal Money Market Fund) / Fidelity California Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice

Semiannual Report

48

among mutual funds offered by competitors to Fidelity, and that each fund’s sharehold ers, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

50

The Board noted that the relative investment performance of each fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Spartan California Municipal Money Market Fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (including transfer agent fees, pricing and book keeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Semiannual Report

52

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Spartan California Municipal Money Market Fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the

53 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

all inclusive arrangement. The Board also noted the effects of any waivers and reim bursements on fees and expenses.

In its review of Fidelity California Municipal Money Market Fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of

Semiannual Report

54

fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Fidelity California Municipal Money Market Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Fidelity California Municipal Money Market Fund’s manage ment contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Semiannual Report

56

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73 575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Citibank, N.A.
New York, NY
Custodian
Citibank, N.A.
New York, NY
The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1 800 544 6666
Product Information	1 800 544 6666
Retirement Accounts	1 800 544 4774
(8 a.m. 9 p.m.)
TDD Service	1 800 544 0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® )	1 800 544 5555
Automated line for quickest service

CMS-USAN-1005 1.790943.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 14, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 14, 2005